                        PACIFIC SELECT ESTATE MAXIMIZER

             Modified Single Premium Variable Life Insurance Policy

                    Issued by Pacific Life Insurance Company

                     Supplement dated December 17, 1999 to
                          Prospectus dated May 1, 1999

                                                This supplement changes the Prospectus to reflect the following effective
                                                January 1, 2000:

                                                --------------------------------------------------------------------------------
Two New Variable Investment                     The two new Variable Investment Options are added to the list on page 1 of the
Options Are Available                           Prospectus and the definition of Variable Account on page 3 of the Prospectus.
                                                References to the 18 Variable Investment Options throughout the Prospectus are
 . Diversified Research                          changed to refer to 20 Variable Investment Options.
 . International Large-Cap
                                                --------------------------------------------------------------------------------
The Names of Two Variable                       The Growth Variable Investment Option is now called the Small-Cap Equity
Investment Options Are Changed                  Variable Investment Option.

                                                The International Variable Investment Option is now called the International
                                                Value Variable Investment Option.

                                                These new names reflect the change in name of the underlying Portfolios of
                                                Pacific Select Fund. Throughout the Prospectus or supplement thereof, any reference to the Growth or International Portfolio, Variable Account or
                                                Variable Investment Option is changed to refer to the Small-Cap Equity or
                                                International Value Portfolio, Variable Account or Variable Investment Option,
                                                respectively.

                                                --------------------------------------------------------------------------------
An Overview of Pacific Select Estate            The following is added to the chart under Fees and Expenses Paid by the Pacific
Maximizer Is Amended                            Select Fund:

                                                -------------------------------------------------------------------------------
                                                Portfolio                 Advisory Fee    Other Expenses    Total Expenses+
                                                -------------------------------------------------------------------------------
                                                Diversified Research*        0.90%            0.05%              0.95%
                                                International Large-Cap*     1.05%            0.15%              1.20%

                                                * Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3,
                                                  2000. See page 13 of the Prospectus for information about expense caps through December 31, 2000 for these Portfolios.

                                                + Effective January 1, 2000, the Fund will implement a brokerage enhancement
                                                  12b-1 plan, under which brokerage transactions may be placed with broker-
                                                  dealers in return for credits that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's Distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct Fund expense, the expense would have no effect on Other Expenses shown above.

                                                The expenses for Equity Index in the chart under Fees and Expenses Paid by the
                                                Pacific Select Fund are replaced with the following:

                                                -------------------------------------------------------------------------------
                                                Portfolio                 Advisory Fee   Other Expenses   Total Expenses+
                                                -------------------------------------------------------------------------------
                                                Equity Index                 0.25%           0.05%             0.30%
                                                                                                                              1

                                              --------------------------------------------------------------------------------
The Following Portfolios Have New             Alliance Capital Management L.P. is the Portfolio Manager of the Emerging
Portfolio Managers                            Markets Portfolio.

                                              Mercury Asset Management US is the Portfolio Manager of the Equity Index and
                                              Small-Cap Index Portfolios.

                                              --------------------------------------------------------------------------------
Your Investment Options Is                    The chart on page 13 of the Prospectus is replaced with the chart on page 3 of
Amended                                       this supplement.

                                              --------------------------------------------------------------------------------
Illustrations Is Amended                      The sixth and seventh bullet points under Assumptions are replaced:

                                              . Illustrations 1 through 6 assume total annual advisory fees and expenses of
                                                .80% of total average daily net assets of the Fund. This reflects average advisory fees of .72% and average expenses of .08% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              . Illustrations 7 and 8 assume total annual advisory fees and expenses of .68%
                                                of total average daily net assets of the Fund. This reflects weighted average advisory fees of .61% and weighted average expenses of .07% based upon fees and expenses of Portfolios available as Investment Options under the Policy.

                                              The second bullet point under Things to keep in mind is replaced:

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10% for illustrations 1 through 6 and -.68%, 5.28%, and 11.24%
                                                for illustrations 7 and 8.

                                              Illustrations 1 through 8 are replaced with pages 4 through 11 of this supplement.

  THE FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                                    Primary Investments
    Portfolio               Objective           (under normal circumstances) Portfolio Manager
--------------------------------------------------------------------------------------------------
Aggressive Equity Capital appreciation.         Equity securities of small   Alliance Capital
                                                emerging-growth companies    Management L.P.
                                                and medium-sized
                                                companies.
--------------------------------------------------------------------------------------------------
Emerging Markets  Long-term growth of capital.  Equity securities of         Alliance Capital
                                                companies that are located   Management L.P.
                                                in countries generally
                                                regarded as "emerging
                                                market" countries.
--------------------------------------------------------------------------------------------------
Diversified       Long-term growth of capital.  Equity securities of U.S.    Capital Guardian
Research                                        companies and securities     Trust Company
                                                whose principal markets
                                                are in the U.S.
--------------------------------------------------------------------------------------------------
Small-Cap Equity  Growth of capital.            Equity securities of         Capital Guardian
(formerly called                                smaller and medium-sized     Trust Company
Growth)                                         companies.
--------------------------------------------------------------------------------------------------
International     Long-term growth of capital.  Equity securities of non-    Capital Guardian
Large-Cap                                       U.S. companies and           Trust Company
                                                securities whose principal
                                                markets are outside of the
                                                U.S.
--------------------------------------------------------------------------------------------------
Bond and Income   Total return and income       A wide range of fixed        Goldman Sachs
                  consistent with prudent       income securities with       Asset Management
                  investment management.        varying terms to maturity,
                                                with an emphasis on long-
                                                term bonds.
--------------------------------------------------------------------------------------------------
Equity            Capital appreciation.         Equity securities of large   Goldman Sachs
                  Current income is of          U.S. growth-oriented         Asset Management
                  secondary importance.         companies.
--------------------------------------------------------------------------------------------------
Multi-Strategy    High total return.            A mix of equity and fixed    J.P. Morgan
                                                income securities.           Investment Management
                                                                             Inc.
--------------------------------------------------------------------------------------------------
Equity Income     Long-term growth of capital   Equity securities of large   J.P. Morgan
                  and income.                   and medium-sized dividend-   Investment Management
                                                paying U.S. companies.       Inc.
--------------------------------------------------------------------------------------------------
Growth LT         Long-term growth of capital   Equity securities of a       Janus Capital
                  consistent with the           large number of companies    Corporation
                  preservation of capital.      of any size.
--------------------------------------------------------------------------------------------------
Mid-Cap Value     Capital appreciation.         Equity securities of         Lazard Asset
                                                medium-sized U.S.            Management
                                                companies believed to be
                                                undervalued.
--------------------------------------------------------------------------------------------------
Equity Index      Investment results that       Equity securities of         Mercury Asset
                  correspond to the total       companies that are           Management US
                  return of common stocks       included in the Standard &
                  publicly traded in the U.S.   Poor's 500 Composite Stock
                                                Price Index.
--------------------------------------------------------------------------------------------------
Small-Cap Index   Investment results that       Equity securities of         Mercury Asset
                  correspond to the total       companies that are           Management US
                  return of an index of small   included in the Russell
                  capitalization companies.     2000 Small Stock Index.
--------------------------------------------------------------------------------------------------
REIT              Current income and long-term  Equity securities of real    Morgan Stanley Asset
                  capital appreciation.         estate investment trusts.    Management
--------------------------------------------------------------------------------------------------
International     Long-term capital             Equity securities of         Morgan Stanley Asset
Value             appreciation primarily        companies of any size        Management
(formerly called  through investment in equity  located in developed
International)    securities of corporations    countries outside of the
                  domiciled in countries other  U.S.
                  than the United States.
--------------------------------------------------------------------------------------------------
Government        Maximize total return         Fixed income securities      Pacific Investment
Securities        consistent with prudent       that are issued or           Management Company
                  investment management.        guaranteed by the U.S.
                                                government, its agencies
                                                or government-sponsored
                                                enterprises.
--------------------------------------------------------------------------------------------------
Managed Bond      Maximize total return         Medium and high-quality      Pacific Investment
                  consistent with prudent       fixed income securities      Management Company
                  investment management.        with varying terms to
                                                maturity.
--------------------------------------------------------------------------------------------------
Money Market      Current income consistent     Highest quality money        Pacific Life
                  with preservation of          market instruments
                  capital.                      believed to have limited
                                                credit risk.
--------------------------------------------------------------------------------------------------
High Yield Bond   High level of current         Fixed income securities      Pacific Life
                  income.                       with lower and medium-
                                                quality credit ratings and
                                                intermediate to long terms
                                                to maturity.
--------------------------------------------------------------------------------------------------
Large-Cap Value   Long-term growth of capital.  Equity securities of large   Salomon Brothers
                  Current income is of          U.S. companies.              Asset Management Inc
                  secondary importance.
--------------------------------------------------------------------------------------------------

                                                                                                 3

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 1
                                              Single Life Option at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$80,042
                                              MALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              ------------------------------------------------------------------------------
Modified single premium                                    Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at        hypothetical gross annual investment return of
                                              Year            5%                0%                 6%                 12%
This illustration assumes no Policy loans     ------------------------------------------------------------------------------
or partial withdrawals have been made.         1            $42,000           $80,042            $80,042             $80,042
                                               2            $44,100           $80,042            $80,042             $80,042
The death benefits, Accumulated Values and     3            $46,305           $80,042            $80,042             $80,042
Net Cash Surrender Values will differ if       4            $48,620           $80,042            $80,042             $80,042
premiums are paid in different amounts or      5            $51,051           $80,042            $80,042             $80,042
frequencies.                                   6            $53,604           $80,042            $80,042             $80,042
                                               7            $56,284           $80,042            $80,042             $85,715
The hypothetical investment rates shown        8            $59,098           $80,042            $80,042             $92,468
above and elsewhere in this prospectus are     9            $62,053           $80,042            $80,042             $99,747
illustrative only and should not be           10            $65,156           $80,042            $80,042            $107,591
interpreted as a representation of past or    15            $83,157           $80,042            $80,042            $157,438
future investment results. Actual rates of    20           $106,132           $80,042            $81,119            $245,088
return may be more or less than those shown   25           $135,454           $80,042            $97,717            $388,805
and will depend on a number of factors,       30           $172,877           $80,042           $117,712            $616,794
including the investment allocations made to  35           $220,640           $80,042           $136,430            $941,437
Variable Accounts by the Owner and the        ------------------------------------------------------------------------------
experience of the Accounts. No                        End of year                          End of year
representation can be made by us, the                 ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
Separate Account or the Fund that these       End of  assuming hypothetical gross          assuming hypothetical gross
hypothetical rates of return can be           Policy  annual investment return of          annual investment return of
achieved for any one year or sustained over   Year      0%           6%           12%        0%           6%          12%
any period of time.                           ------------------------------------------------------------------------------
                                               1      $38,855      $41,186      $43,517    $34,969      $37,186      $39,517
This is an illustration only. An               2      $37,703      $42,366      $47,300    $33,933      $38,366      $43,300
illustration is not intended to predict        3      $36,585      $43,581      $51,416    $33,292      $39,981      $47,816
actual performance. Interest rates,            4      $35,498      $44,832      $55,937    $32,658      $41,632      $52,737
dividends, and values set forth in the         5      $34,443      $46,120      $60,856    $32,032      $43,320      $58,056
illustration are not guaranteed.               6      $33,418      $47,446      $66,207    $31,413      $45,046      $63,807
                                               7      $32,422      $48,812      $72,029    $30,801      $46,812      $70,029
                                               8      $31,455      $50,218      $78,363    $30,197      $48,618      $76,763
                                               9      $30,515      $51,707      $85,254    $29,600      $50,507      $84,054
                                              10      $29,603      $53,240      $92,751    $29,603      $53,240      $92,751
                                              15      $26,459      $64,134     $147,138    $26,459      $64,134     $147,138
                                              20      $23,629      $77,256     $233,418    $23,629      $77,256     $233,418
                                              25      $21,081      $93,064     $370,290    $21,081      $93,064     $370,290
                                              30      $18,788     $112,106     $587,423    $18,788     $112,106     $587,423
                                              35      $16,724     $135,079     $932,116    $16,724     $135,079     $932,116
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 2
                                              Single Life Option at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$80,042
                                              MALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              ------------------------------------------------------------------------------
Modified single premium                                    Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at        hypothetical gross annual investment return of
                                              Year            5%                0%                 6%                  12%
This illustration assumes no Policy loans     ------------------------------------------------------------------------------
or partial withdrawals have been made.         1            $42,000           $80,042            $80,042             $80,042
                                               2            $44,100           $80,042            $80,042             $80,042
*Additional payment will be required to        3            $46,305           $80,042            $80,042             $80,042
prevent Policy termination.                    4            $48,620           $80,042            $80,042             $80,042
                                               5            $51,051           $80,042            $80,042             $80,042
The death benefits, Accumulated Values and     6            $53,604           $80,042            $80,042             $80,042
Net Cash Surrender Values will differ if       7            $56,284           $80,042            $80,042             $81,720
premiums are paid in different amounts or      8            $59,098           $80,042            $80,042             $88,096
frequencies.                                   9            $62,053           $80,042            $80,042             $94,946
                                              10            $65,156           $80,042            $80,042            $102,304
The hypothetical investment rates shown       15            $83,157                $0*           $80,042            $147,943
above and elsewhere in this prospectus are    20           $106,132                $0*           $80,042            $229,185
illustrative only and should not be           25           $135,454                $0*           $80,042            $357,758
interpreted as a representation of past or    30           $172,877                $0*                $0*           $548,851
future investment results. Actual rates of    35           $220,640                $0*                $0*           $817,464
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                 End of year                         End of year
including the investment allocations made to            ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the        End of    assuming hypothetical gross         assuming hypothetical gross
experience of the Accounts. No                Policy    annual investment return of         annual investment return of
representation can be made by us, the         Year        0%          6%          12%         0%          6%          12%
Separate Account or the Fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1        $38,370     $40,710      $43,051    $34,533     $36,710      $39,051
for any one year or sustained over any         2        $36,646     $41,352      $46,339    $32,981     $37,352      $42,339
period of time.                                3        $34,852     $41,958      $49,942    $31,715     $38,358      $46,342
                                               4        $32,973     $42,521      $53,901    $30,335     $39,321      $50,701
This is an illustration only. An               5        $30,991     $43,031      $58,316    $28,822     $40,231      $55,516
illustration is not intended to predict        6        $28,888     $43,481      $63,214    $27,155     $41,081      $60,814
actual performance. Interest rates,            7        $26,645     $43,862      $68,672    $25,313     $41,862      $66,672
dividends, and values set forth in the         8        $24,241     $44,168      $74,657    $23,271     $42,568      $73,057
illustration are not guaranteed.               9        $21,648     $44,386      $81,150    $20,999     $43,186      $79,950
                                              10        $18,831     $44,499      $88,194    $18,831     $44,499      $88,194
                                              15             $0*    $44,133     $138,265         $0*    $44,133     $138,265
                                              20             $0*    $35,697     $218,271         $0*    $35,697     $218,271
                                              25             $0*     $1,627     $340,722         $0*     $1,627     $340,722
                                              30             $0*         $0*    $522,715         $0*         $0*    $522,715
                                              35             $0*         $0*    $809,370         $0*         $0*    $809,370
                                              ------------------------------------------------------------------------------
                                                                                                                           5

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 3
                                              Single Life Option at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$94,464
                                              FEMALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              ------------------------------------------------------------------------------
Modified single premium                                    Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at        hypothetical gross annual investment return of
                                              Year            5%                0%                 6%                 12%
This illustration assumes no Policy loans     ------------------------------------------------------------------------------
or partial withdrawals have been made.         1            $42,000           $94,464            $94,464             $94,464
                                               2            $44,100           $94,464            $94,464             $94,464
The death benefits, Accumulated Values and     3            $46,305           $94,464            $94,464             $94,464
Net Cash Surrender Values will differ if       4            $48,620           $94,464            $94,464             $94,464
premiums are paid in different amounts or      5            $51,051           $94,464            $94,464             $94,464
frequencies.                                   6            $53,604           $94,464            $94,464             $94,464
                                               7            $56,284           $94,464            $94,464             $94,464
The hypothetical investment rates shown        8            $59,098           $94,464            $94,464             $94,464
above and elsewhere in this prospectus are     9            $62,053           $94,464            $94,464             $99,941
illustrative only and should not be           10            $65,156           $94,464            $94,464            $107,976
interpreted as a representation of past or    15            $83,157           $94,464            $94,464            $158,112
future investment results. Actual rates of    20           $106,132           $94,464            $94,464            $246,789
return may be more or less than those shown   25           $135,454           $94,464            $97,717            $391,502
and will depend on a number of factors,       30           $172,877           $94,464           $117,712            $621,073
including the investment allocations made to  35           $220,640           $94,464           $136,451            $948,115
Variable Accounts by the Owner and the        ------------------------------------------------------------------------------
experience of the Accounts. No                        End of year                          End of year
representation can be made by us, the                 ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
Separate Account or the Fund that these       End of  assuming hypothetical gross          assuming hypothetical gross
hypothetical rates of return can be achieved  Policy  annual investment return of          annual investment return of
for any one year or sustained over any        Year      0%           6%           12%        0%           6%           12%
period of time.                               ------------------------------------------------------------------------------
                                               1      $38,855      $41,186      $43,517    $34,969      $37,186      $39,517
This is an illustration only. An               2      $37,703      $42,366      $47,300    $33,933      $38,366      $43,300
illustration is not intended to predict        3      $36,585      $43,581      $51,416    $33,292      $39,981      $47,816
actual performance. Interest rates,            4      $35,498      $44,832      $55,937    $32,658      $41,632      $52,737
dividends, and values set forth in the         5      $34,443      $46,120      $60,856    $32,032      $43,320      $58,056
illustration are not guaranteed.               6      $33,418      $47,446      $66,207    $31,413      $45,046      $63,807
                                               7      $32,422      $48,812      $72,029    $30,801      $46,812      $70,029
                                               8      $31,455      $50,218      $78,394    $30,197      $48,618      $76,794
                                               9      $30,515      $51,707      $85,420    $29,600      $50,507      $84,220
                                              10      $29,603      $53,240      $93,083    $29,603      $53,240      $93,083
                                              15      $26,459      $64,134     $147,768    $26,459      $64,134     $147,768
                                              20      $23,629      $77,256     $235,037    $23,629      $77,256     $235,037
                                              25      $21,081      $93,064     $372,859    $21,081      $93,064     $372,859
                                              30      $18,788     $112,106     $591,499    $18,788     $112,106     $591,499
                                              35      $16,724     $135,100     $938,728    $16,724     $135,100     $938,728
                                              ------------------------------------------------------------------------------

                                              ------------------------------------------------------------------------------

                                              Illustration 4
                                              Single Life Option at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$94,464
                                              FEMALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              ------------------------------------------------------------------------------
Modified single premium                                    Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at        hypothetical gross annual investment return of
                                              Year            5%                0%                6%                   12%
This illustration assumes no Policy loans     ------------------------------------------------------------------------------
or partial withdrawals have been made.         1            $42,000           $94,464           $94,464              $94,464
                                               2            $44,100           $94,464           $94,464              $94,464
*Additional payment will be required to        3            $46,305           $94,464           $94,464              $94,464
prevent Policy termination.                    4            $48,620           $94,464           $94,464              $94,464
                                               5            $51,051           $94,464           $94,464              $94,464
The death benefits, Accumulated Values and     6            $53,604           $94,464           $94,464              $94,464
Net Cash Surrender Values will differ if       7            $56,284           $94,464           $94,464              $94,464
premiums are paid in different amounts or      8            $59,098           $94,464           $94,464              $94,464
frequencies.                                   9            $62,053           $94,464           $94,464              $96,336
                                              10            $65,156           $94,464           $94,464             $104,081
The hypothetical investment rates shown       15            $83,157           $94,464           $94,464             $152,282
above and elsewhere in this prospectus are    20           $106,132                $0*          $94,464             $237,675
illustrative only and should not be           25           $135,454                $0*          $94,464             $374,449
interpreted as a representation of past or    30           $172,877                $0*               $0*            $580,135
future investment results. Actual rates of    35           $220,640                $0*               $0*            $867,886
return may be more or less than those shown   ------------------------------------------------------------------------------
and will depend on a number of factors,                End of year                         End of year
including the investment allocations made to           ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
Variable Accounts by the Owner and the        End of   assuming hypothetical gross         assuming hypothetical gross
experience of the Accounts. No                Policy   annual investment return of         annual investment return of
representation can be made by us, the         Year        0%          6%         12%          0%           6%          12%
Separate Account or the Fund that these       ------------------------------------------------------------------------------
hypothetical rates of return can be achieved   1       $38,515     $40,852     $43,189     $34,664      $36,852      $39,189
for any one year or sustained over any         2       $36,970     $41,660     $46,627     $33,273      $37,660      $42,627
period of time.                                3       $35,391     $42,454     $50,380     $32,206      $38,854      $46,780
                                               4       $33,762     $43,224     $54,524     $31,061      $40,024      $51,324
This is an illustration only. An               5       $32,073     $43,963     $59,062     $29,828      $41,163      $56,262
illustration is not intended to predict        6       $30,313     $44,667     $64,044     $28,494      $42,267      $61,644
actual performance. Interest rates,            7       $28,476     $45,335     $69,534     $27,052      $43,335      $67,534
dividends, and values set forth in the         8       $26,556     $45,965     $75,605     $25,493      $44,365      $74,005
illustration are not guaranteed.               9       $24,545     $46,556     $82,338     $23,809      $45,356      $81,138
                                              10       $22,425     $47,098     $89,725     $22,425      $47,098      $89,725
                                              15        $9,215     $50,008    $142,319      $9,215      $50,008     $142,319
                                              20            $0*    $48,048    $226,357          $0*     $48,048     $226,357
                                              25            $0*    $31,781    $356,618          $0*     $31,781     $356,618
                                              30            $0*         $0*   $552,509          $0*          $0*    $552,509
                                              35            $0*         $0*   $859,293          $0*          $0*    $859,293
                                              ------------------------------------------------------------------------------
                                                                                                                           7

ILLUSTRATIONS
                                              ------------------------------------------------------------------------------

                                              Illustration 5
                                              Last Survivor Option at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the Portfolios

                                              LAST SURVIVOR OPTION
                                              FACE AMOUNT:$114,737
                                              MALE NONSMOKER ISSUE AGE 60
                                              FEMALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              ------------------------------------------------------------------------------
Modified single premium                                    Total
variable universal life                                    premiums
Illustration of death benefits, Accumulated   End of       paid plus          End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy       interest at        hypothetical gross annual investment return of
                                              Year            5%                 0%                6%                 12%
This illustration assumes no Policy loans     ------------------------------------------------------------------------------
or partial withdrawals have been made.         1            $42,000           $114,737          $114,737            $114,737
                                               2            $44,100           $114,737          $114,737            $114,737
The death benefits, Accumulated Values and     3            $46,305           $114,737          $114,737            $114,737
Net Cash Surrender Values will differ if       4            $48,620           $114,737          $114,737            $114,737
premiums are paid in different amounts or      5            $51,051           $114,737          $114,737            $114,737
frequencies.                                   6            $53,604           $114,737          $114,737            $114,737
                                               7            $56,284           $114,737          $114,737            $114,737
The hypothetical investment rates shown        8            $59,098           $114,737          $114,737            $114,737
above and elsewhere in this prospectus are     9            $62,053           $114,737          $114,737            $114,737
illustrative only and should not be           10            $65,156           $114,737          $114,737            $114,737
interpreted as a representation of past or    15            $83,157           $114,737          $114,737            $164,042
future investment results. Actual rates of    20           $106,132           $114,737          $114,737            $257,013
return may be more or less than those shown   25           $135,454           $114,737          $114,737            $409,768
and will depend on a number of factors,       30           $172,877           $114,737          $124,154            $653,312
including the investment allocations made to  35           $220,640           $114,737          $144,582          $1,001,925
Variable Accounts by the Owner and the        ------------------------------------------------------------------------------
experience of the Accounts. No                          End of year                          End of year
representation can be made by us, the                   ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
Separate Account or the Fund that these       End of    assuming hypothetical gross          assuming hypothetical gross
hypothetical rates of return can be achieved  Policy    annual investment return of          annual investment return of
for any one year or sustained over any        Year        0%          6%          12%           0%         6%          12%
period of time.                               ------------------------------------------------------------------------------
                                               1        $39,038     $41,380     $43,723      $35,134     $37,380     $39,723
This is an illustration only. An               2        $38,031     $42,740     $47,724      $34,227     $38,740     $43,724
illustration is not intended to predict        3        $37,014     $44,114     $52,069      $33,683     $40,514     $48,469
actual performance. Interest rates,            4        $36,023     $45,517     $56,831      $33,141     $42,317     $53,631
dividends, and values set forth in the         5        $35,058     $46,966     $62,015      $32,604     $44,166     $59,215
illustration are not guaranteed.               6        $34,118     $48,463     $67,671      $32,071     $46,063     $65,271
                                               7        $33,201     $50,009     $73,843      $31,541     $48,009     $71,843
                                               8        $32,309     $51,605     $80,579      $31,016     $50,005     $78,979
                                               9        $31,439     $53,295     $87,928      $30,496     $52,095     $86,728
                                              10        $30,592     $55,041     $95,956      $30,592     $55,041     $95,956
                                              15        $27,487     $66,636    $153,310      $27,487     $66,636    $153,310
                                              20        $24,678     $80,673    $244,775      $24,678     $80,673    $244,775
                                              25        $22,136     $97,667    $390,255      $22,136     $97,667    $390,255
                                              30        $19,837    $118,242    $622,202      $19,837    $118,242    $622,202
                                              35        $17,758    $143,150    $992,005      $17,758    $143,150    $992,005
                                              ------------------------------------------------------------------------------

                                                  ----------------------------------------------------------------------------------

                                                  Illustration 6
                                                  Last Survivor Option at guaranteed cost of insurance rates
                                                  Based on average annual advisory fees and expenses of the Portfolios

                                                  LAST SURVIVOR OPTION
                                                  FACE AMOUNT:$114,737
                                                  MALE NONSMOKER ISSUE AGE 60
                                                  FEMALE NONSMOKER ISSUE AGE 60
                                                  GUIDELINE SINGLE PREMIUM:$40,000

                                                  ----------------------------------------------------------------------------------
Modified Single premium                                        Total
variable universal life                                        premiums
Illustration of death benefits, Accumulated       End of       paid plus           End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.             Policy       interest at         hypothetical gross annual investment return of
                                                  Year            5%                  0%                   6%                  12%
This illustration assumes no Policy loans or      ----------------------------------------------------------------------------------
partial withdrawals have been made.                1            $42,000            $114,737             $114,737            $114,737
                                                   2            $44,100            $114,737             $114,737            $114,737
*Additional payment will be required to            3            $46,305            $114,737             $114,737            $114,737
prevent Policy termination.                        4            $48,620            $114,737             $114,737            $114,737
                                                   5            $51,051            $114,737             $114,737            $114,737
The death benefits, Accumulated Values             6            $53,604            $114,737             $114,737            $114,737
and Net Cash Surrender Values will differ          7            $56,284            $114,737             $114,737            $114,737
if premiums are paid in different amounts          8            $59,098            $114,737             $114,737            $114,737
or frequencies.                                    9            $62,053            $114,737             $114,737            $114,737
                                                  10            $65,156            $114,737             $114,737            $114,737
The hypothetical investment rates shown           15            $83,157            $114,737             $114,737            $163,641
above and elsewhere in this prospectus            20           $106,132                  $0*            $114,737            $256,242
are illustrative only and should not be           25           $135,454                  $0*            $114,737            $404,656
interpreted as a representation of past or        30           $172,877                  $0*                  $0*           $627,430
future investment results. Actual rates of        35           $220,640                  $0*                  $0*           $938,539
return may be more or less than those             ----------------------------------------------------------------------------------
shown and will depend on a number of                         End of year                          End of year
factors, including the investment                            ACCUMULATED VALUE                    NET CASH SURRENDER VALUE
allocations made to Variable Accounts by          End of     assuming hypothetical gross          assuming hypothetical gross
the Owner and the experience of the               Policy     annual investment return of          annual investment return of
Accounts. No representation can be                Year          0%          6%          12%          0%           6%           12%
made by us, the Separate Account or the           ----------------------------------------------------------------------------------
Fund that these hypothetical rates of              1         $39,038     $41,380      $43,723     $35,134      $37,380       $39,723
return can be achieved for any one year            2         $38,031     $42,740      $47,724     $34,227      $38,740       $43,724
or sustained over any period of time.              3         $37,012     $44,114      $52,069     $33,680      $40,514       $48,469
                                                   4         $35,971     $45,496      $56,831     $33,094      $42,296       $53,631
This is an illustration only. An illustration is   5         $34,899     $46,879      $62,006     $32,456      $44,079       $59,206
not intended to predict actual                     6         $33,782     $48,255      $67,632     $31,755      $45,855       $65,232
performance. Interest rates, dividends, and        7         $32,606     $49,616      $73,756     $30,976      $47,616       $71,756
values set forth in the illustration are not       8         $31,359     $50,953      $80,433     $30,104      $49,353       $78,833
guaranteed.                                        9         $30,023     $52,299      $87,729     $29,122      $51,099       $86,529
                                                  10         $28,578     $53,603      $95,722     $28,578      $53,603       $95,722
                                                  15         $19,093     $60,704     $152,935     $19,093      $60,704      $152,935
                                                  20              $0*    $63,279     $244,040          $0*     $63,279      $244,040
                                                  25              $0*    $52,483     $385,387          $0*     $52,483      $385,387
                                                  30              $0*         $0*    $597,552          $0*          $0*     $597,552
                                                  35              $0*         $0*    $929,247          $0*          $0*     $929,247
                                                  ----------------------------------------------------------------------------------

                                                                                                                                   9

ILLUSTRATIONS
                                                 -----------------------------------------------------------------------------------

                                                 Illustration 7
                                                 Single Life Option at current cost of insurance rates
                                                 Based on a weighted average of annual advisory fees and expenses of the
                                                 Portfolios

                                                 SINGLE LIFE OPTION
                                                 FACE AMOUNT:$80,042
                                                 MALE NONSMOKER ISSUE AGE 60
                                                 GUIDELINE SINGLE PREMIUM:$40,000

                                                 -----------------------------------------------------------------------------------
Modified single premium                                       Total
variable universal life                                       premiums
Illustration of death benefits, Accumulated      End of       paid plus              End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.            Policy       interest at            hypothetical gross annual investment return of
                                                 Year            5%                    0%                  6%                  12%
This illustration assumes no Policy loans or     -----------------------------------------------------------------------------------
partial withdrawals have been made.               1            $42,000               $80,042             $80,042             $80,042
                                                  2            $44,100               $80,042             $80,042             $80,042
The death benefits, Accumulated Values            3            $46,305               $80,042             $80,042             $80,042
and Net Cash Surrender Values will differ         4            $48,620               $80,042             $80,042             $80,042
if premiums are paid in different amounts         5            $51,051               $80,042             $80,042             $80,042
or frequencies.                                   6            $53,604               $80,042             $80,042             $80,042
                                                  7            $56,284               $80,042             $80,042             $86,444
The hypothetical investment rates shown           8            $59,098               $80,042             $80,042             $93,368
above and elsewhere in this prospectus            9            $62,053               $80,042             $80,042            $100,839
are illustrative only and should not be          10            $65,156               $80,042             $80,042            $108,900
interpreted as a representation of past or       15            $83,157               $80,042             $80,042            $160,321
future investment results. Actual rates of       20           $106,132               $80,042             $83,105            $251,090
return may be more or less than those            25           $135,454               $80,042            $100,716            $400,742
shown and will depend on a number of             30           $172,877               $80,042            $122,059            $639,588
factors, including the investment                35           $220,640               $80,042            $142,325            $982,150
allocations made to Variable Accounts by         -----------------------------------------------------------------------------------
the Owner and the experience of the                         End of year                            End of year
Accounts. No representation can be                          ACCUMULATED VALUE                      NET CASH SURRENDER VALUE
made by us, the Separate Account or the          End of     assuming hypothetical gross            assuming hypothetical gross
Fund that these hypothetical rates of            Policy     annual investment return of            annual investment return of
return can be achieved for any one year          Year         0%           6%           12%          0%           6%           12%
or sustained over any period of time.            -----------------------------------------------------------------------------------
                                                  1         $38,902      $41,236      $43,570      $35,012      $37,236      $39,570
This is an illustration only. An illustration is  2         $37,795      $42,469      $47,415      $34,015      $38,469      $43,415
not intended to predict actual                    3         $36,718      $43,739      $51,603      $33,413      $40,139      $48,003
performance. Interest rates, dividends, and       4         $35,671      $45,049      $56,209      $32,817      $41,849      $53,009
values set forth in the illustration are not      5         $34,652      $46,400      $61,225      $32,227      $43,600      $58,425
guaranteed.                                       6         $33,662      $47,792      $66,690      $31,642      $45,392      $64,290
                                                  7         $32,699      $49,227      $72,642      $31,064      $47,227      $70,642
                                                  8         $31,762      $50,707      $79,125      $30,491      $49,107      $77,525
                                                  9         $30,851      $52,274      $86,187      $29,925      $51,074      $84,987
                                                 10         $29,965      $53,889      $93,879      $29,965      $53,889      $93,879
                                                 15         $26,947      $65,308     $149,832      $26,947      $65,308     $149,832
                                                 20         $24,215      $79,148     $239,134      $24,215      $79,148     $239,134
                                                 25         $21,741      $95,920     $381,659      $21,741      $95,920     $381,659
                                                 30         $19,500     $116,247     $609,132      $19,500     $116,247     $609,132
                                                 35         $17,470     $140,916     $972,426      $17,470     $140,916     $972,426
                                                 -----------------------------------------------------------------------------------

                                                 -----------------------------------------------------------------------------------

                                                 Illustration 8
                                                 Single Life Option at guaranteed cost of insurance rates
                                                 Based on a weighted average of annual advisory fees and expenses of the
                                                 Portfolios

                                                 SINGLE LIFE OPTION
                                                 FACE AMOUNT:$80,042
                                                 MALE NONSMOKER ISSUE AGE 60
                                                 GUIDELINE SINGLE PREMIUM:$40,000

                                                 -----------------------------------------------------------------------------------
Modified single premium                                        Total
variable universal life                                        premiums
Illustration of death benefits, Accumulated      End of        paid plus             End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.            Policy        interest at           hypothetical gross annual investment return of
                                                 Year              5%                   0%                 6%                 12%
This illustration assumes no Policy loans or     -----------------------------------------------------------------------------------
partial withdrawals have been made.               1             $42,000              $80,042             $80,042             $80,042
                                                  2             $44,100              $80,042             $80,042             $80,042
*Additional payment will be required to           3             $46,305              $80,042             $80,042             $80,042
prevent Policy termination.                       4             $48,620              $80,042             $80,042             $80,042
                                                  5             $51,051              $80,042             $80,042             $80,042
The death benefits, Accumulated Values            6             $53,604              $80,042             $80,042             $80,042
and Net Cash Surrender Values will differ         7             $56,284              $80,042             $80,042             $82,575
if premiums are paid in different amounts         8             $59,098              $80,042             $80,042             $89,125
or frequencies.                                   9             $62,053              $80,042             $80,042             $96,171
                                                 10             $65,156              $80,042             $80,042            $103,750
The hypothetical investment rates shown          15             $83,157                   $0*            $80,042            $150,944
above and elsewhere in this prospectus           20            $106,132                   $0*            $80,042            $235,252
are illustrative only and should not be          25            $135,454                   $0*            $80,042            $369,457
interpreted as a representation of past or       30            $172,877                   $0*                 $0*           $570,236
future investment results. Actual rates of       35            $220,640                   $0*                 $0*           $854,466
return may be more or less than those            -----------------------------------------------------------------------------------
shown and will depend on a number of                       End of year                            End of year
factors, including the investment                          ACCUMULATED VALUE                      NET CASH SURRENDER VALUE
allocations made to Variable Accounts by         End of    assuming hypothetical gross            assuming hypothetical gross
the Owner and the experience of the              Policy    annual investment return of            annual investment return of
Accounts. No representation can be               Year        0%           6%           12%          0%           6%           12%
made by us, the Separate Account or the          -----------------------------------------------------------------------------------
Fund that these hypothetical rates of             1        $38,418      $40,760       $43,103     $34,576      $36,760       $39,103
return can be achieved for any one year           2        $36,738      $41,456       $46,455     $33,064      $37,456       $42,455
or sustained over any period of time.             3        $34,987      $42,120       $50,132     $31,838      $38,520       $46,532
                                                  4        $33,149      $42,744       $54,226     $30,497      $39,544       $51,026
This is an illustration only. An illustration is  5        $31,206      $43,321       $58,752     $29,021      $40,521       $55,952
not intended to predict actual                    6        $29,140      $43,843       $63,782     $27,391      $41,443       $61,382
performance. Interest rates, dividends, and       7        $26,932      $44,304       $69,390     $25,585      $42,304       $67,390
values set forth in the illustration are not      8        $24,561      $44,695       $75,529     $23,578      $43,095       $73,929
guaranteed.                                       9        $22,000      $45,006       $82,198     $21,340      $43,806       $80,998
                                                 10        $19,213      $45,223       $89,440     $19,213      $45,223       $89,440
                                                 15             $0*     $45,633      $141,070          $0*     $45,633      $141,070
                                                 20             $0*     $38,851      $224,049          $0*     $38,851      $224,049
                                                 25             $0*      $9,318      $351,863          $0*      $9,318      $351,863
                                                 30             $0*          $0*     $543,082          $0*          $0*     $543,082
                                                 35             $0*          $0*     $846,006          $0*          $0*     $846,006
                                                 -----------------------------------------------------------------------------------

                                                                                                                                  11

Form No. 15-22033-00

     Supplement dated December 17, 1999 to Prospectus Dated May 1, 1999 for
                        Pacific Select Estate Maximizer
            Modified Single Premium Variable Life Insurance Policies
                    Issued by Pacific Life Insurance Company

In this supplement, you and your mean the     This supplement provides information about four additional Variable Investment
Policyholder or Owner. Pacific Life, we, us,  Options offered under this Policy. Each of these Investment Options is set up
and our refer to Pacific Life Insurance       as a Variable Account under our Separate Account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.        Portfolio of the M Fund.
You'll find an explanation of what
capitalized terms mean in the                     Variable Account I:     Brandes International Equity Fund
accompanying variable life insurance              Variable Account II:    Turner Core Growth Fund
prospectus or the M Fund prospectus.              Variable Account III:   Frontier Capital Appreciation Fund
                                                  Variable Account IV:    Enhanced U.S. Equity Fund
The M Fund is described in detail in its
prospectus and in its Statement of            You can allocate premium payments and transfer Accumulated Value to these
Additional Information (SAI).                 Variable Investment Options, as well as to the other Investment Options described in the accompanying Pacific Select Estate Maximizer prospectus.
Pacific Select Estate Maximizer is
described in detail in the accompanying       INFORMATION ABOUT M FUND
variable life insurance prospectus. Except
as described below, all features and          M Fund, Inc.
procedures of the Policy described in its     M Fund is a diversified, open-end management investment company registered with
prospectus remain intact.                     the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. M Fund currently offers four separate Portfolios as Investment Options under the Policies. Each Portfolio pursues different investment objectives and policies. The shares of each Portfolio are purchased by us for the corresponding Variable Account at net asset value, i.e., without sales load.
                                              All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless we, on behalf of the Separate Account, elect otherwise. M Fund shares may be redeemed by us at their net asset value to the extent necessary to make payments under the Policies.

                                                                                                                              1

Your Policy's Accumulated           The following chart is a summary of the M Fund Portfolios. You'll find detailed
Value will fluctuate                descriptions of the Portfolios, including the risks associated with investing
depending on the Investment         in the Portfolios, in the M Fund prospectus. There's no guarantee that a
Options you've chosen.              Portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                    The Portfolio's     The Portfolio's Main
                                    Portfolio       Investment Goal     Investments                        Portfolio Manager

                                    Brandes         Long-term capital   Equity securities of foreign       Brandes Investment
                                    International   appreciation.       issuers, including common stocks,  Partners, L.P.
                                    Equity                              preferred stocks and securities
                                                                        that are convertible into common
                                                                        stocks. Focuses on stocks with
                                                                        capitalizations of $1 billion
                                                                        or more.

                                    Turner Core     Long-term capital   Common stocks that show strong     Turner Investment
                                    Growth Fund     appreciation.       earnings potential and also have   Partners, Inc.
                                                                        reasonable valuations.
                                    Frontier
                                    Capital         Maximum capital     Common stock of companies of all   Frontier Capital
                                    Appreciation    appreciation.       sizes with emphasis on stocks      Management
                                                                        companies with capitalizations of  Company, Inc.
                                                                        less than $3 billion.

                                    Enhanced U.S.   Above-market        Common stocks of U.S. companies    Franklin Portfolio
                                    Equity          total return.       which the portfolio manager        Associates LLC
                                                                        believes have the potential for
                                                                        higher rates of return than the
                                                                        Standard & Poor's 500 Composite
                                                                        Stock Price Index while having
                                                                        risks similar to those of the
                                                                        index.

We are not responsible for          M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
the operation of the M Fund or      Portfolio of the M Fund, and has retained other firms to manage the Portfolios.
any of its Portfolios. We also      MFIA and the M Fund's Board of Directors oversee the management of all of the M
are not responsible for ensuring    Fund's Portfolios.
that the M Fund and its
Portfolios comply with any
laws that apply.


You'll find more information about Policy     Fees and Expenses Paid by the M Fund
charges in An Overview of Pacific Select      The M Fund pays advisory fees and other expenses. These are deducted from the
Estate Maximizer in the accompanying          assets of each Portfolio and may vary from year to year. They are not fixed and
variable life insurance prospectus.           are not part of the terms of your Policy. If you choose a Variable Investment
                                              Option, these fees and expenses affect you indirectly because they reduce
You'll find more about M Fund fees and        Portfolio returns.
expenses in the accompanying
M Fund prospectus.                            M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. These expenses are taken into account in computing each Portfolio's net asset value. We in turn use each Portfolio's net asset value to compute the corresponding Variable
                                              Account's Accumulation Unit Value.

                                              . Advisory fee
                                              MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

                                              . Other expenses
                                              The table also shows expenses the M Fund paid in 1998 as an annual percentage of each Portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other Portfolio transaction expenses, expenses for litigation, indemnification, taxes, or other extraordinary expenses) that exceed 0.25% of each Portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will continue to do so after December 31, 1999.

                                              M Fund Expenses after Expense Limitation/1/

                                                                             Advisory    Other       Total
                                                                             fee         expenses    expenses
                                                                             --------    --------    --------
                                              Brandes International Equity    1.05%       0.25%       1.30%
                                              Turner Core Growth              0.45%       0.25%       0.70%
                                              Frontier Capital Appreciation   0.90%       0.25%       1.15%
                                              Enhanced U.S. Equity            0.55%       0.25%       0.80%

                                              /1/ Actual expenses for 1998 were 3.57% for Brandes International Equity
                                              Portfolio, 3.42% for Turner Core Growth Portfolio, 1.75% for Frontier Capital
                                              Appreciation Portfolio, and 2.34% for Enhanced U.S. Equity Portfolio. MFIA paid the difference.

                                              Statements and reports we'll send you
                                              We'll send you financial statements that we receive from M Fund.

The rights we describe in the                 Voting rights
accompanying variable life insurance          We're the legal owner of the shares of the M Fund that are held by the Variable
prospectus under Disregard of Voting          Accounts. The voting rights we describe in the Voting of Fund Shares section of
Instructions and Substitution of Investments  the accompanying variable life insurance prospectus and how we'll exercise them
also apply to the M Fund.                     also apply to the M Fund.

                                                                                                                            3

ILLUSTRATIONS

                                              --------------------------------------------------------------------------------
If you ask us, we'll provide you with         Illustrations 1 and 2, which appear on the following pages, illustrate how the
different kinds of illustrations:             death benefit, Accumulated Value and Net Cash Surrender Value of a hypothetical
                                              Policy may vary over an extended period of time, based on certain hypothetical
 . Illustrations similar to the ones in the    rates of return.
  prospectus and this supplement, but
  based on information you give us about      These illustrations are based on a hypothetical Policy with the following
  the Ages of the person or the two           characteristics:
  people to be insured by the Policy, their
  risk classes, the Face Amount, the death    . the Face Amount is $80,042
  benefit and premium payments.
                                              . the guideline single premium is $40,000
 . Illustrations that show the allocation of
  premium payments to specified Variable      . on the Policy Date, the person insured by the Policy is a 60-year old male
  Accounts. These will reflect the              non-smoker
  expenses of the Portfolio in which the
  Variable Account invests.                   The cost of insurance rates vary by illustration, as follows:
                                              ----------------------------------------------
 . Illustrations that use a hypothetical gross                         Cost of insurance rate
  rate of return that's greater than 12%.     ----------------------------------------------
  These are available only to certain large   Illustration 1          Current
  institutional investors.                    Illustration 2          Guaranteed
                                              ----------------------------------------------

                                              Assumptions
                                              The illustrations are based on the guideline premium test. Here are the assumptions we're using:

                                              . The hypothetical rates of return are equal to constant gross annual rates of
                                                0%, 6% and 12%.

                                              . An amount equal to the annual premium, after taxes, is invested to earn interest at 5% compounded annually for the second column of each table, Total premiums paid plus interest at 5%, which shows the amount that would accumulate.

                                              . No Policy loans have been taken out.

4
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
                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values reflect charges deducted from the Variable Accounts. This means that the net investment return on the Variable Accounts is lower than the gross investment return on the assets.

                                              . The amounts shown for the death benefits, Accumulated Values and Net Cash
                                                Surrender Values also reflect premium loads, administrative charges and mortality and expense risk charges.

The Pacific Select Fund's investment          . The Illustrations assume total annual advisory fees and expenses of .80% of
advisory fees and expenses are shown            total average daily net assets of the Fund. This reflects average advisory fees
in An Overview of Pacific Select Estate         of .69% and average expenses of .11% based upon fees and expenses of Portfolios
Maximizer.                                      available as Investment Options under the Policy.

The M Fund's investment advisory fees         . There are no charges against the Variable Accounts for income taxes but we
and expenses are shown on page 3 of             reserve the right to impose charges in the future.
this supplement.
                                              Things to keep in mind
                                              Here are a few things to keep in mind when reviewing the illustrations:

                                              . The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those averages for individual Policy years.

                                              . After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual investment rates of return of
                                                0%, 6% and 12% correspond to approximate net annual rates of return of -.80%,
                                                5.15%, and 11.10%.

                                              . The amounts shown would be different if unisex insurance rates were used or if two people were insured by a last survivor Policy.

                                              . For the illustration that assumes current cost of insurance rates, the amounts shown would be different if the person insured by the Policy was a smoker and rates for smokers were used.

                                              . The Portfolio expenses used in the illustrations do not include foreign taxes.
                                                Here's what foreign taxes were for the year ended December 31, 1998:

                                              ---------------------------------------------------------
                                                                                  Percentage of average
                                              Portfolio                           daily net assets
                                              ---------------------------------------------------------
                                              Pacific Select Fund:
                                               Aggressive Equity                     0.01%
                                               Growth LT                             0.01%
                                               Equity Income                         0.01%
                                               Equity Index                          0.01%
                                               International                         0.23%
                                               Emerging Markets                      0.26%
                                              M Fund:
                                               Brandes International Equity          0.18%
                                              ---------------------------------------------------------

                                                                                                                            5
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

                                              --------------------------------------------------------------------------------
                                              Illustration 1
                                              Single Life Option at current cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$80,042
                                              MALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              --------------------------------------------------------------------------------
Modified single premium                                     Total
variable universal life                                     premiums              End of year DEATH BENEFIT assuming
Illustration of death benefits, Accumulated   End of        paid plus             hypothetical gross annual investment
Values and Net Cash Surrender Values.         Policy        interest at           return of
                                              Year             5%                   0%                 6%               12%
This illustration assumes no Policy loans or  --------------------------------------------------------------------------------
partial withdrawals have been made.            1             $42,000              $80,042            $80,042           $80,042
                                               2             $44,100              $80,042            $80,042           $80,042
The death benefits, Accumulated Values         3             $46,305              $80,042            $80,042           $80,042
and Net Cash Surrender Values will differ      4             $48,620              $80,042            $80,042           $80,042
if premiums are paid in different amounts      5             $51,051              $80,042            $80,042           $80,042
or frequencies.                                6             $53,604              $80,042            $80,042           $80,042
                                               7             $56,284              $80,042            $80,042           $85,534
The hypothetical investment rates shown        8             $59,098              $80,042            $80,042           $92,245
above and elsewhere in this prospectus         9             $62,053              $80,042            $80,042           $99,476
are illustrative only and should not be       10             $65,156              $80,042            $80,042          $107,266
interpreted as a representation of past or    15             $83,157              $80,042            $80,042          $156,726
future investment results. Actual rates of    20            $106,132              $80,042            $80,628          $243,612
return may be more or less than those         25            $135,454              $80,042            $96,978          $385,879
shown and will depend on a number of          30            $172,877              $80,042           $116,644          $611,230
factors, including the investment             35            $220,640              $80,042           $134,987          $931,537
allocations made to Variable Accounts by      --------------------------------------------------------------------------------
the Owner and the experience of the                   End of year                           End of year
Accounts. No representation can be                    ACCUMULATED VALUE                     NET CASH SURRENDER VALUE
made by us, the Separate Account or the       End of  assuming hypothetical gross           assuming hypothetical gross
underlying funds that these hypothetical      Policy  annual investment return of           annual investment return of
rates of return can be achieved for any       Year      0%           6%          12%          0%           6%          12%
one year or sustained over any period of      ---------------------------------------------------------------------------------
time.                                          1      $38,843      $41,174      $43,504     $34,959      $37,174      $39,504
                                               2      $37,680      $42,340      $47,272     $33,912      $38,340      $43,272
This is an illustration only. An illustration  3      $36,552      $43,541      $51,370     $33,262      $39,941      $47,770
is not intended to predict actual              4      $35,455      $44,777      $55,870     $32,619      $41,577      $52,670
performance. Interest rates, dividends, and    5      $34,391      $46,050      $60,764     $31,983      $43,250      $57,964
values set forth in the illustration are not   6      $33,357      $47,360      $66,087     $31,356      $44,960      $63,687
guaranteed.                                    7      $32,353      $48,708      $71,877     $30,736      $46,708      $69,877
                                               8      $31,378      $50,096      $78,174     $30,123      $48,496      $76,574
                                               9      $30,432      $51,566      $85,022     $29,519      $50,366      $83,822
                                              10      $29,513      $53,078      $92,471     $29,513      $53,078      $92,471
                                              15      $26,338      $63,842     $146,473     $26,338      $63,842     $146,473
                                              20      $23,484      $76,788     $232,012     $23,484      $76,788     $232,012
                                              25      $20,919      $92,360     $367,504     $20,919      $92,360     $367,504
                                              30      $18,614     $111,089     $582,124     $18,614     $111,089     $582,124
                                              35      $16,542     $133,651     $922,314     $16,542     $133,651     $922,314
                                              ---------------------------------------------------------------------------------
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6
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
                                              --------------------------------------------------------------------------------
                                              Illustration 2
                                              Single Life Option at guaranteed cost of insurance rates
                                              Based on average annual advisory fees and expenses of the portfolios

                                              SINGLE LIFE OPTION
                                              FACE AMOUNT:$80,042
                                              MALE NONSMOKER ISSUE AGE 60
                                              GUIDELINE SINGLE PREMIUM:$40,000

                                              -------------------------------------------------------------------------------
Modified single premium                                  Total
variable universal life                                  premiums
Illustration of death benefits, Accumulated   End of     paid plus         End of year DEATH BENEFIT assuming
Values and Net Cash Surrender Values.         Policy     interest at       hypothetical gross annual investment return of
                                              Year         5%                0%                 6%                 12%
This illustration assumes no Policy loans or  -------------------------------------------------------------------------------
partial withdrawals have been made.            1           $42,000         $80,042            $80,042             $80,042
                                               2           $44,100         $80,042            $80,042             $80,042
*Additional payment will be required to        3           $46,305         $80,042            $80,042             $80,042
prevent Policy termination.                    4           $48,620         $80,042            $80,042             $80,042
                                               5           $51,051         $80,042            $80,042             $80,042
The death benefits, Accumulated Values         6           $53,604         $80,042            $80,042             $80,042
and Net Cash Surrender Values will differ      7           $56,284         $80,042            $80,042             $81,525
if premiums are paid in different amounts      8           $59,098         $80,042            $80,042             $87,860
or frequencies.                                9           $62,053         $80,042            $80,042             $94,663
                                              10           $65,156         $80,042            $80,042            $101,969
The hypothetical investment rates shown       15           $83,157              $0*           $80,042            $147,236
above and elsewhere in this prospectus        20          $106,132              $0*           $80,042            $227,744
are illustrative only and should not be       25          $135,454              $0*                $0*           $354,973
interpreted as a representation of past or    30          $172,877              $0*                $0*           $543,756
future investment results. Actual rates of    35          $220,640              $0*                $0*           $808,653
return may be more or less than those         -------------------------------------------------------------------------------
shown and will depend on a number of                    End of year                         End of year
factors, including the investment                       ACCUMULATED VALUE                   NET CASH SURRENDER VALUE
allocations made to Variable Accounts by      End of    assuming hypothetical gross         assuming hypothetical gross
the Owner and the experience of the           Policy    annual investment return of         annual investment return of
Accounts. No representation can be            Year        0%          6%          12%         0%          6%          12%
made by us, the Separate Account or the       -------------------------------------------------------------------------------
underlying funds that these hypothetical       1        $38,359     $40,698      $43,037    $34,523     $36,698      $39,037
rates of return can be achieved for any        2        $36,623     $41,326      $46,310    $32,961     $37,326      $42,310
one year or sustained over any period of       3        $34,818     $41,918      $49,894    $31,685     $38,318      $46,294
time.                                          4        $32,929     $42,465      $53,831    $30,295     $39,265      $50,631
                                               5        $30,937     $42,958      $58,220    $28,772     $40,158      $55,420
This is an illustration only. An illustration  6        $28,825     $43,390      $63,087    $27,096     $40,990      $60,687
is not intended to predict actual              7        $26,574     $43,752      $68,509    $25,245     $41,752      $66,509
performance. Interest rates, dividends, and    8        $24,161     $44,037      $74,457    $23,194     $42,437      $72,857
values set forth in the illustration are not   9        $21,561     $44,231      $80,908    $20,914     $43,031      $79,708
guaranteed.                                   10        $18,737     $44,319      $87,904    $18,737     $44,319      $87,904
                                              15             $0*    $43,761     $137,603         $0*    $43,761     $137,603
                                              20             $0*    $34,920     $216,899         $0*    $34,920     $216,899
                                              25             $0*         $0*    $338,069         $0*         $0*    $338,069
                                              30             $0*         $0*    $517,863         $0*         $0*    $517,863
                                              35             $0*         $0*    $800,647         $0*         $0*    $800,647
                                              -------------------------------------------------------------------------------

                                                                                                                             7
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Form No. 15-21534-01